Geographic Information (Details) - Schedule of Long-Lived Assets by Geographic Region - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Long-Lived Assets by Geographic Region [Line Items]
Long-lived assets	$ 74,687	$ 87,602
U.S [Member]
Schedule of Long-Lived Assets by Geographic Region [Line Items]
Long-lived assets	2,560	6,202
Israel [Member]
Schedule of Long-Lived Assets by Geographic Region [Line Items]
Long-lived assets	58,488	70,722
EMEA [Member]
Schedule of Long-Lived Assets by Geographic Region [Line Items]
Long-lived assets	9,449	9,720
Asia Pacific [Member]
Schedule of Long-Lived Assets by Geographic Region [Line Items]
Long-lived assets	$ 359	$ 958